Note 7 - Goodwill and Other Intangible Assets (Details Textual) - USD ($)	1 Months Ended		3 Months Ended			4 Months Ended	8 Months Ended	12 Months Ended
	Feb. 29, 2012	Apr. 30, 2010	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2015	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	May 05, 2016	Dec. 31, 2014
Goodwill, Impairment Loss			$ 0		$ 1,100,000			$ 0
Goodwill			2,079,284		0		$ 2,079,284	$ 2,079,284	0	$ 2,100,000	$ 0
Amortization of Intangible Assets			$ 200,000				600,000
Angel [Member]
Amortization of Intangible Assets				$ 100,000		$ 100,000			200,000
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life			9 years					9 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life			15 years					15 years
Predecessor [Member]
Goodwill, Impairment Loss					$ 1,100,000				1,128,517
Goodwill											$ 1,128,517
Predecessor [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life						8 years		8 years
Predecessor [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life						20 years		20 years
Aldagen [Member]
Goodwill, Acquired During Period	$ 400,000
Angel [Member]
Goodwill, Acquired During Period		$ 700,000